Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number of employees [line items]
Number of employees	15,304	15,582	15,658
Americas [member]
Disclosure of number of employees [line items]
Number of employees	6,844	6,996	6,967
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,833	2,861	2,591
JV and associates [member]
Disclosure of number of employees [line items]
Number of employees	2,639	2,778	3,204
JV and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees			49
International [member]
Disclosure of number of employees [line items]
Number of employees	3,189	3,319	3,654
International [member] | JV and associates [member]
Disclosure of number of employees [line items]
Number of employees	2,364	2,552	2,936
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,350	1,366	1,409
Asset management [member] | JV and associates [member]
Disclosure of number of employees [line items]
Number of employees	275	226	219
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	1,088	1,040	1,037